SHAREHOLDERS' EQUITY (Schedule of Fair Value of Options Granted) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
Risk-free interest rate, minimum	1.20%	1.30%	0.80%
Risk-free interest rate, maximum	1.40%	1.80%	1.80%
Expected life of options	4 years 9 months	4 years 9 months	4 years 9 months
Expected annual volatility	47.00%
Expected annual volatility, minimum		47.00%	51.00%
Expected annual volatility, maximum		57.00%	65.00%
Expected dividend yield
Weighted average grant-date fair value	$ 7.16	$ 3.10	$ 2.10